Loans - Summary of Allowance for Loan Losses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of year	$ 9,119	$ 10,020	$ 10,343
Provisions charged to operating expense	978		125
Loans charged off	(1,088)	(1,589)	(2,114)
Recoveries	793	688	1,666
Balance, end of year	9,802	9,119	10,020
Ending balance, individually evaluated for impairment	873
Ending balance, collectively evaluated for impairment	8,929	9,119	10,020
Loans:
Individually evaluated for impairment	3,881	3,371	244
Collectively evaluated for impairment	876,192	579,178	441,730
Acquired loans with deteriorated credit quality	9,077
Receivables Factoring [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Provisions charged to operating expense	978
Loans charged off	(656)
Recoveries	633
Balance, end of year	955
Ending balance, individually evaluated for impairment	473
Ending balance, collectively evaluated for impairment	482
Loans:
Individually evaluated for impairment	1,605
Collectively evaluated for impairment	80,995
Commercial, Financial, and Agricultural [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of year	1,398	1,158	1,423
Provisions charged to operating expense	61	(47)	(435)
Loans charged off	(3)	(32)	(41)
Recoveries	67	319	211
Balance, end of year	1,523	1,398	1,158
Ending balance, collectively evaluated for impairment	1,523	1,398	1,158
Loans:
Individually evaluated for impairment		27
Collectively evaluated for impairment	130,656	114,978	92,147
Acquired loans with deteriorated credit quality	1,001
Real Estate - Mortgage [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of year	4,449	5,094	5,509
Provisions charged to operating expense	988	864	(397)
Loans charged off	(429)	(1,557)	(409)
Recoveries	39	49	391
Balance, end of year	5,047	4,449	5,094
Ending balance, individually evaluated for impairment	350
Ending balance, collectively evaluated for impairment	4,697	4,449	5,094
Loans:
Individually evaluated for impairment	2,078	3,344	244
Collectively evaluated for impairment	568,363	399,709	302,873
Acquired loans with deteriorated credit quality	6,827
Real Estate - Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of year	964	497	1,071
Provisions charged to operating expense	(350)	162	(303)
Loans charged off			(1,292)
Recoveries	33	305	1,021
Balance, end of year	647	964	497
Ending balance, individually evaluated for impairment	50
Ending balance, collectively evaluated for impairment	597	964	497
Loans:
Individually evaluated for impairment	198
Collectively evaluated for impairment	82,551	58,372	36,267
Acquired loans with deteriorated credit quality	914
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of year	243	169	90
Provisions charged to operating expense	298	58	408
Loans charged off			(372)
Recoveries	21	15	43
Balance, end of year	562	243	169
Ending balance, collectively evaluated for impairment	562	243	169
Loans:
Collectively evaluated for impairment	13,627	6,113	10,030
Acquired loans with deteriorated credit quality	335
Leases [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of year		4	29
Provisions charged to operating expense		(3)	(25)
Balance, end of year			4
Ending balance, collectively evaluated for impairment			4
Loans:
Collectively evaluated for impairment		6	413
Unallocated [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance, beginning of year	2,065	3,098	2,221
Provisions charged to operating expense	(997)	(1,034)	877
Balance, end of year	1,068	2,065	3,098
Ending balance, collectively evaluated for impairment	$ 1,068	$ 2,065	$ 3,098